As filed with the Securities and Exchange Commission on May 7, 2015

File Nos. 333-155395

811-22250

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 214	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 216	☒

PIMCO ETF TRUST

(Exact name of Registrant as Specified in Charter)

650 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code

(866) 746-2606

Robert W. Helm, Esq. Douglas P. Dick, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 650 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)	☒ on (June 5, 2015) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 214 to the Registration Statement of PIMCO ETF Trust (the “Trust” or the “Registrant”) incorporates by reference the prospectus and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 93, which was filed with the Securities and Exchange Commission on June 17, 2014. This Post-Effective Amendment No. 214 is filed solely for the purpose of designating June 5, 2015 as the new effective date of Post-Effective Amendment No. 93, the effectiveness of which was previously delayed pursuant to Post-Effective Amendment No. 119 to the Trust’s Registration Statement, as filed August 29, 2014, Post-Effective Amendment No. 131 to the Trust’s Registration Statement, as filed September 25, 2014, Post-Effective Amendment No. 142 to the Trust’s Registration Statement, as filed October 23, 2014, Post-Effective Amendment No. 154 to the Trust’s Registration Statement, as filed November 20, 2014, Post-Effective Amendment No. 164 to the Trust’s Registration Statement, as filed December 18, 2014, Post-Effective Amendment No. 174 to the Trust’s Registration Statement, as filed January 15, 2015, Post-Effetive Amendment No. 184 to the Trust’s Registration Statement, as filed February 12, 2015, Post-Effective Amendment No. 194 to the Trust’s Registration Statement, as filed March 12, 2015, and Post-Effective Amendment No. 204 to the Trust’s Registration Statement, as filed April 9, 2015. This Post-Effective Amendment does not affect the currently effective prospectuses and Statement of Additional Information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 214 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 7th day of May, 2015.

PIMCO ETF TRUST
(Registrant)

By:
Peter G. Strelow***, President

***By:	/s/ DOUGLAS P. DICK
Douglas P. Dick
as attorney-in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Brent R. Harris*	Trustee	May 7, 2015

Douglas M. Hodge*	Trustee	May 7, 2015

George E. Borst****	Trustee	May 7, 2015

E. Philip Cannon*	Trustee	May 7, 2015

Jennifer H. Dunbar****	Trustee	May 7, 2015

J. Michael Hagan*	Trustee	May 7, 2015

Gary F. Kennedy****	Trustee	May 7, 2015

Peter B. McCarthy****	Trustee	May 7, 2015

Ronald C. Parker*	Trustee	May 7, 2015

Peter G. Strelow***	President (Principal Executive Officer)	May 7, 2015

Trent W. Walker**	Treasurer (Principal Financial and Accounting Officer)	May 7, 2015

*, **, ***, ****By:	/s/ DOUGLAS P. DICK
Douglas P. Dick as attorney-in-fact

*	Pursuant to power of attorney filed with Post-Effective Amendment No. 20 to the Registration Statement on August 24, 2010, and incorporated by reference herein.
**	Pursuant to power of attorney filed with Post-Effective Amendment No. 65 to the Registration Statement on January 24, 2014, and incorporated by reference herein.
***	Pursuant to power of attorney filed with Post-Effective Amendment No. 195 to the Registration Statement on March 26, 2015, and incorporated by reference herein.
****	Pursuant to powers of attorney filed with Post-Effective Amendment No. 205 to the Registration Statement on April 23, 2015, and incorporated by reference herein.